Fair Value Measurements of Financial Instruments - Summary of FairValue Measurement Of Derivative Liability (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
		Jun. 30, 2026	Jun. 30, 2026
Disclosure of fair value measurement of liabilities [line items]
Change in fair value recognized in profit or loss		$ 39
Derivative Liability
Disclosure of fair value measurement of liabilities [line items]
Change in fair value recognized in profit or loss		39
Derivative Liability | Level 3 Fair Value Hierarchy [Member]
Disclosure of fair value measurement of liabilities [line items]
As of January 1, 2026			$ 0
Issues, fair value measurement, liabilities			771
Change in fair value recognized in profit or loss	[1]		(39)
As of June 30, 2026		$ 732	$ 732

[1]

(1) The change in fair value is unrealized, relates to the Derivative Liability held as of June 30, 2026, and is included in fair value change of financial liabilities at FVTPL in the unaudited condensed consolidated interim statements of operations and comprehensive loss.